GOODWILL - Acquisitions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Goodwill
Balance at the beginning of the period	$ 12,843	$ 9,490
Balance at the end of the period	12,532	9,490	$ 12,843
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	12,843		12,582
Great Lakes impairment charge			(571)
Foreign exchange rate changes	(311)		832
Balance at the end of the period	12,532		12,843
COLUMBIA PIPELINE GROUP, INC.
Goodwill
Balance at the beginning of the period	9,948	7,351
Balance at the end of the period	9,708	7,351	9,948
ANR PIPELINE COMPANY
Goodwill
Balance at the beginning of the period	2,634	1,946
Balance at the end of the period	2,570	1,946	2,634
Great Lakes
Goodwill
Balance at the beginning of the period	165	122
Balance at the end of the period	161	122	165
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Goodwill
Balance at the beginning of the period	65	48
Balance at the end of the period	63	48	65
TUSCARORA GAS TRANSMISSION COMPANY
Goodwill
Balance at the beginning of the period	31	23
Balance at the end of the period	$ 30	$ 23	$ 31